Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and other named executive officers, or the Non-PEO NEOs, and our performance for the fiscal years listed below. The compensation and human capital management committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1)	Summary Compensation Table Total for Third PEO(1)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Compensation Actually Paid to Third PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(4) ($)	Net Income ($ Millions)
2024	—	—	1,003,300	—	—	(3,260,384)	2,135,758	610,990	64.56	(9.73)
2023	1,869,696	424,501	6,990,596	(2,116,224)	(186,604)	14,986,660	2,130,783	1,897,910	92.72	(97.34)

1.
Bryan Stuart was our PEO until January 2, 2023. Robert J. Gould was our PEO from January 2, 2023, until July 1, 2023. Alex Sapir has been our PEO since July 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024
Alan Musso	Alan Musso
Curtis Oltmans	Curtis Oltmans
Mel Hayes	Patrick Horn

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation actually earned, realized, or received by our NEOs during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards row are equal to the Option Awards column set forth in the Summary Compensation Table (the amounts for the Non-PEO NEOs are averages for the group of Non-PEO NEOs in each applicable year). For Mr. Stuart, year 2023 includes compensation and changes in fair value through January 2, 2023, Mr. Stuart’s last day as our PEO. For Dr. Gould, year 2023 includes compensation and changes in fair value through June 30, 2023, Dr. Goulds’ last day as our PEO.

Stuart
2023
SCT - Total Compensation	$1,869,696
- Exclusion of Option Awards	(1,294,861)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	—
+ Fair Value of Awards Granted during the FY that Vested During the FY	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	—
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	—
+ Change in Fair Value of Awards Modified during the FY	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	(2,691,059)
= Compensation Actually Paid (CAP)	$(2,116,224)

Gould
2023
SCT - Total Compensation	$424,501
- Exclusion of Option Awards	(76,404)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	78,248
+ Fair Value of Awards Granted during the FY that Vested During the FY	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(429,988)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	(182,961)
+ Change in Fair Value of Awards Modified during the FY	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—
= Compensation Actually Paid (CAP)	$(186,604)

	Sapir
	2024	2023
SCT - Total Compensation	$1,003,300	$6,990,596
- Exclusion of Option Awards	—	(6,398,757)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	—	14,394,821
+ Fair Value of Awards Granted during the FY that Vested During the FY	—	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(4,369,929)	—
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	106,245	—
+ Change in Fair Value of Awards Modified during the FY	—	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—	—
= Compensation Actually Paid (CAP)	$(3,260,384)	$14,986,660

	Average of Non-PEO NEOs
	2024	2023
SCT - Total Compensation	$2,135,758	$2,130,783
- Exclusion of Option Awards	(1,585,447)	(1,633,790)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	254,606	1,638,150
+ Fair Value of Awards Granted during the FY that Vested During the FY	79,409	38,073
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(303,616)	(154,968)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	30,280	(120,338)
+ Change in Fair Value of Awards Modified during the FY	—	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—	—
= Compensation Actually Paid (CAP)	$610,990	$1,897,910

Named Executive Officers, Footnote
1.
Bryan Stuart was our PEO until January 2, 2023. Robert J. Gould was our PEO from January 2, 2023, until July 1, 2023. Alex Sapir has been our PEO since July 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024
Alan Musso	Alan Musso
Curtis Oltmans	Curtis Oltmans
Mel Hayes	Patrick Horn

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards row are equal to the Option Awards column set forth in the Summary Compensation Table (the amounts for the Non-PEO NEOs are averages for the group of Non-PEO NEOs in each applicable year). For Mr. Stuart, year 2023 includes compensation and changes in fair value through January 2, 2023, Mr. Stuart’s last day as our PEO. For Dr. Gould, year 2023 includes compensation and changes in fair value through June 30, 2023, Dr. Goulds’ last day as our PEO.

Stuart
2023
SCT - Total Compensation	$1,869,696
- Exclusion of Option Awards	(1,294,861)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	—
+ Fair Value of Awards Granted during the FY that Vested During the FY	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	—
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	—
+ Change in Fair Value of Awards Modified during the FY	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	(2,691,059)
= Compensation Actually Paid (CAP)	$(2,116,224)

Gould
2023
SCT - Total Compensation	$424,501
- Exclusion of Option Awards	(76,404)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	78,248
+ Fair Value of Awards Granted during the FY that Vested During the FY	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(429,988)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	(182,961)
+ Change in Fair Value of Awards Modified during the FY	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—
= Compensation Actually Paid (CAP)	$(186,604)

	Sapir
	2024	2023
SCT - Total Compensation	$1,003,300	$6,990,596
- Exclusion of Option Awards	—	(6,398,757)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	—	14,394,821
+ Fair Value of Awards Granted during the FY that Vested During the FY	—	—
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(4,369,929)	—
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	106,245	—
+ Change in Fair Value of Awards Modified during the FY	—	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—	—
= Compensation Actually Paid (CAP)	$(3,260,384)	$14,986,660

Non-PEO NEO Average Total Compensation Amount	$ 2,135,758	$ 2,130,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 610,990	1,897,910
Adjustment to Non-PEO NEO Compensation Footnote

	Average of Non-PEO NEOs
	2024	2023
SCT - Total Compensation	$2,135,758	$2,130,783
- Exclusion of Option Awards	(1,585,447)	(1,633,790)
+ Fair Value at FY-End of Outstanding and Unvested Awards Granted in the FY	254,606	1,638,150
+ Fair Value of Awards Granted during the FY that Vested During the FY	79,409	38,073
+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior FYs	(303,616)	(154,968)
+ Change in Fair Value of Awards Granted in Prior FYs that Vested During the FY	30,280	(120,338)
+ Change in Fair Value of Awards Modified during the FY	—	—
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the FY	—	—
= Compensation Actually Paid (CAP)	$610,990	$1,897,910

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return, or TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 6,456	9,272
Net Income (Loss)	$ (9,730,000)	(97,340,000)
Additional 402(v) Disclosure
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation actually earned, realized, or received by our NEOs during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Initial Fixed Investment Value			$ 100
Bryan Stuart
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	1,869,696
PEO Actually Paid Compensation Amount	0	(2,116,224)
PEO Name			Bryan Stuart
Robert J. Gould
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	424,501
PEO Actually Paid Compensation Amount	0	$ (186,604)
PEO Name		Robert J. Gould
Alex Sapir
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,003,300	$ 6,990,596
PEO Actually Paid Compensation Amount	$ (3,260,384)	14,986,660
PEO Name	Alex Sapir
PEO | Bryan Stuart | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,294,861)
PEO | Bryan Stuart | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Bryan Stuart | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Bryan Stuart | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Bryan Stuart | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Bryan Stuart | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,691,059)
PEO | Robert J. Gould | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(76,404)
PEO | Robert J. Gould | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		78,248
PEO | Robert J. Gould | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(429,988)
PEO | Robert J. Gould | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(182,961)
PEO | Robert J. Gould | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Alex Sapir | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(6,398,757)
PEO | Alex Sapir | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14,394,821
PEO | Alex Sapir | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,369,929)	0
PEO | Alex Sapir | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,245	0
PEO | Alex Sapir | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,585,447)	(1,633,790)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,606	1,638,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,616)	(154,968)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,280	(120,338)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0